INCOME TAXES - Disclosure of detailed information about deferred taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Disclosure of income tax [Abstract]
Deferred tax liability at the beginning of the year	$ 0	$ 0	$ 0
Tax recovery (expense) relating to the loss from continuing operations	(42)	0	(55)
Tax recovery relating to components of other comprehensive loss	(42)	7	(55)
Tax recovery recorded in deficit	0	0	0
Deferred tax liability at the end of the year	$ 0	$ 0	$ 0